Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Revision of Prior Period, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2020			$ 1,958		$ 13,488,836		$ (13,510,517)						$ (19,723)
Balance, shares at Dec. 31, 2020	1,413		19,580,721
Stock based compensation					530,506								530,506
Common stock issued to settle related party interest			$ 13		266,869								266,882
Common stock issued to settle related party interest, shares			122,217
Common stock issued for cash and exercise of warrants			$ 230		6,596,270								6,596,500
Common stock issued for cash, shares			2,300,000
Common stock issued for service			$ 37		644,183								644,220
Common stock issued for service, shares			246,457
Common stock issued for Taste of BC acquisition held in escrow			$ 34		689,880								689,914
Common stock issued for Taste of BC acquisition held in escrow, shares			344,957
Common stock issued for Taste of BC Acquisition			$ 99		1,975,384								1,975,483
Common stock issued for Taste of BC acquisition, shares			987,741
Series A preferred 8% dividend issued in common stock			$ 1		28,259		(28,260)
Series A preferred 8% dividend issued in common stock, shares			11,975
Preferred Stock conversion to Common Stock			$ 71		(71)
Preferred stock conversion to Common stock, shares	(1,413)		706,500
Common stock issued from exercise of warrants			$ 37		882,763								882,800
Common stock issued from exercise of warrants, shares			370,750
Net Loss							(2,605,374)						(2,605,374)
Comprehensive loss											(54,240)		(54,240)
Balance at Dec. 31, 2021			$ 2,480	$ 123	25,102,879	$ 25,105,236	(16,144,151)	$ (16,144,151)			(54,240)	$ (54,240)	8,906,968	$ 8,906,968
Balance, shares at Dec. 31, 2021			24,671,318	1,233,566
Stock based compensation						193,631								193,631
Common stock issued for service				$ 1		73,970								73,971
Common stock issued for service, shares				1,019
Common stock issued from exercise of warrants				$ 1		249,999								250,000
Common stock issued from exercise of warrants, shares				6,250
Net Loss								(1,053,866)						(1,053,866)
Warrants issued on convertible debt note						956,301								956,301
Common stock issued for asset acquisition				$ 1		359,249								359,250
Common stock issued for asset acquisition, shares				8,355
Comprehensive Loss												35,411		35,411
Balance at Mar. 31, 2022				$ 126		26,938,386		(17,198,017)				(18,829)		9,721,666
Balance, shares at Mar. 31, 2022				1,249,190
Balance at Dec. 31, 2021			$ 2,480	$ 123	25,102,879	25,105,236	(16,144,151)	(16,144,151)			(54,240)	(54,240)	8,906,968	8,906,968
Balance, shares at Dec. 31, 2021			24,671,318	1,233,566
Net Loss													(6,229,168)
Balance at Sep. 30, 2022				$ 129		27,806,285		(22,373,319)				(107,150)		5,325,945
Balance, shares at Sep. 30, 2022				1,276,136
Balance at Dec. 31, 2021			$ 2,480	$ 123	25,102,879	25,105,236	(16,144,151)	(16,144,151)			(54,240)	(54,240)	8,906,968	8,906,968
Balance, shares at Dec. 31, 2021			24,671,318	1,233,566
Stock based compensation					187,385								187,385
Common stock issued for service			$ 81		667,917								667,998
Common stock issued for service, shares			695,776
Common stock issued from exercise of warrants			$ 13		249,987								250,000
Common stock issued from exercise of warrants, shares			125,000
Net Loss							(13,194,969)						(13,194,969)
Warrants issued on convertible debt note					1,035,253								1,035,253
Common stock issued for asset acquisition			$ 17		359,233								359,250
Common stock issued for asset acquisition, shares			167,093
Common stock issued for note payment			$ 69		547,708								547,777
Common stock issued for note payment, shares			666,666
Common stock issued to settle related party notes payable and accrued interest			$ 44		176,184								176,228
Common stock issued to settle related party notes payable, shares			440,572
Cumulative translation adjustment											(181,613)		(181,613)
Balance at Dec. 31, 2022			$ 2,704	$ 134	28,326,546	28,329,116	(29,339,120)	(29,339,120)			(235,853)	(235,853)	(1,245,723)	(1,245,723)
Balance, shares at Dec. 31, 2022			26,766,425	1,338,321
Balance at Mar. 31, 2022				$ 126		26,938,386		(17,198,017)				(18,829)		9,721,666
Balance, shares at Mar. 31, 2022				1,249,190
Stock based compensation						151,252								151,252
Common stock issued for service				$ 1		257,361								257,362
Common stock issued for service, shares				3,991
Net Loss								(1,437,213)						(1,437,213)
Comprehensive Loss												(37,197)		(37,197)
Balance at Jun. 30, 2022				$ 127		27,346,999		(18,635,230)				(56,026)		8,655,870
Balance, shares at Jun. 30, 2022				1,253,181
Stock based compensation						(45,710)								(45,710)
Common stock issued for service						57,221								57,221
Common stock issued for service, shares				733
Net Loss								(3,738,089)					(3,738,089)	(3,738,089)
Common stock issued for note payment				$ 2		447,775								447,777
Common stock issued for note payment, shares				22,222
Comprehensive Loss												(51,124)		(51,124)
Balance at Sep. 30, 2022				$ 129		27,806,285		(22,373,319)				(107,150)		5,325,945
Balance, shares at Sep. 30, 2022				1,276,136
Balance at Dec. 31, 2022			$ 2,704	$ 134	28,326,546	28,329,116	(29,339,120)	(29,339,120)			(235,853)	(235,853)	(1,245,723)	(1,245,723)
Balance, shares at Dec. 31, 2022			26,766,425	1,338,321
Stock based compensation						20,190								20,190
Common stock issued for cash and exercise of warrants				$ 47		1,880,645								1,880,692
Common stock issued for cash, shares				473,705
Common stock issued for service				$ 1		22,999								23,000
Common stock issued for service, shares				3,288
Net Loss								(1,951,402)						(1,951,402)
Cumulative translation adjustment												85,574		85,574
Common stock issued for note payment				$ 37		1,743,193								1,743,230
Common stock issued for note payment, shares				373,533
Repurchase of common stock										(76,323)				(76,323)
Balance at Mar. 31, 2023				$ 219		31,996,143		(31,290,522)		(76,323)		(150,279)		479,238
Balance, shares at Mar. 31, 2023				2,188,847
Balance at Dec. 31, 2022			$ 2,704	$ 134	$ 28,326,546	28,329,116	$ (29,339,120)	(29,339,120)			$ (235,853)	(235,853)	(1,245,723)	(1,245,723)
Balance, shares at Dec. 31, 2022			26,766,425	1,338,321
Net Loss													(3,848,950)
Balance at Sep. 30, 2023				$ 597		33,907,540		(33,188,070)		(76,323)		(161,450)	482,294	482,294
Balance, shares at Sep. 30, 2023				5,970,011
Balance at Mar. 31, 2023				$ 219		31,996,143		(31,290,522)		(76,323)		(150,279)		479,238
Balance, shares at Mar. 31, 2023				2,188,847
Stock based compensation						16,940								16,940
Common stock issued for cash and exercise of warrants				$ 5		199,995								200,000
Common stock issued for cash, shares				50,000
Common stock issued for service				$ 7		17,993								18,000
Common stock issued for service, shares				70,323
Net Loss								(1,451,735)						(1,451,735)
Cumulative translation adjustment												(36,744)		(36,744)
Common stock issued for note payment				$ 41		758,548								758,589
Common stock issued for note payment, shares				407,118
Balance at Jun. 30, 2023				$ 272		32,989,619		(32,742,257)		(76,323)		(187,023)		(15,712)
Balance, shares at Jun. 30, 2023				2,716,288
Stock based compensation						17,588								17,588
Common stock issued for cash and exercise of warrants				$ 243		281,146								281,389
Common stock issued for cash, shares				2,432,022
Common stock issued for service				$ 22		67,978								68,000
Common stock issued for service, shares				223,140
Net Loss								(445,813)					(445,813)	(445,813)
Cumulative translation adjustment												25,573		25,573
Common stock issued for note payment				$ 60		551,209								551,269
Common stock issued for note payment, shares				598,561
Balance at Sep. 30, 2023				$ 597		$ 33,907,540		$ (33,188,070)		$ (76,323)		$ (161,450)	$ 482,294	$ 482,294
Balance, shares at Sep. 30, 2023				5,970,011